VANECK VIDEO GAMING AND ESPORTS ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.0%
Australia : 4.7%
Aristocrat Leisure Ltd. † 351,181 $ 11,642,620
Underline
China : 16.6%
Kingsoft Corp. Ltd. (HKD) 1,452,200 4,183,756
NetEase, Inc. (ADR) 183,351 17,524,689
Tencent Holdings Ltd. (HKD) 410,100 19,459,390
41,167,835
France : 1.7%
Ubisoft Entertainment SA * 185,089 4,053,365
Underline
Ireland : 1.6%
Keywords Studios Plc (GBP) 132,873 3,883,344
Underline
Japan : 24.0%
Bandai Namco Holdings, Inc. 564,400 11,059,417
Capcom Co. Ltd. 602,400 11,397,653
Konami Group Corp. 130,600 9,444,719
Nexon Co. Ltd. † 455,700 8,479,535
Nintendo Co. Ltd. 288,400 15,403,874
Square Enix Holdings Co.
Ltd. 121,000 3,646,502
59,431,700
Poland : 1.9%
CD Projekt SA † 135,421 4,677,687
Underline
South Korea : 6.8%
Krafton, Inc. * 56,191 11,430,368
NCSoft Corp. 27,206 3,534,865
Netmarble Corp. 144A * 48,266 1,870,719
16,835,952
Sweden : 1.4%
Embracer Group AB * † 1,617,992 3,541,131
Underline
Number
of Shares Value
Taiwan : 3.2%
Micro-Star International Co.
Ltd. 1,456,000 $ 7,968,265
Underline
United States : 38.1%
Advanced Micro Devices,
Inc. * 121,510 19,710,137
AppLovin Corp. * 143,093 11,908,199
Electronic Arts, Inc. 107,669 15,001,522
GameStop Corp. * 522,084 12,890,254
Roblox Corp. * 371,528 13,824,557
Take-Two Interactive
Software, Inc. * 76,215 11,850,670
Unity Software, Inc. * † 560,057 9,106,527
94,291,866
Total Common Stocks
(Cost: $253,052,105) 247,493,765
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
4.4%
Money Market Fund: 4.4%
(Cost: $10,866,398)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 10,866,398 10,866,398
Total Investments: 104.4%
(Cost: $263,918,503) 258,360,163
Liabilities in excess of other assets: (4.4)% (10,905,552)
NET ASSETS: 100.0% $ 247,454,611
Definitions:
ADR American Depositary Receipt
GBP British Pound
HKD Hong Kong Dollar
† Security fully or partially on loan. Total market value of securities on loan is $14,462,174.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,870,719, or 0.8% of net assets.